Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenues (note 4)	$ 2,337	$ 1,392	$ 4,394	$ 3,977
Cost of sales	(1,518)	(595)	(2,671)	(1,992)
Gross profit	819	797	1,723	1,985
Research and development	(1,530)	(691)	(2,592)	(1,115)
Selling, general and administrative	(3,044)	(1,220)	(4,710)	(2,352)
Loss from operations	(3,755)	(1,114)	(5,579)	(1,482)
Gain due to changes in foreign currency	17		42
Finance costs	(22)	(24)	(85)	(90)
Other income	109	43	158	114
Change in fair value of warrant and DSU liabilities	1,755		1,755
Other income	1,859	19	1,870	24
Loss before income taxes	(1,896)	(1,095)	(3,709)	(1,458)
Income tax recovery	474	235	886	313
Net loss	(1,422)	(860)	(2,823)	(1,145)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	(47)	479	(506)	546
Comprehensive loss	$ (1,469)	$ (381)	$ (3,329)	$ (599)
Basic loss per share	$ (0.64)	$ (0.47)	$ (1.39)	$ (0.62)
Diluted loss per share	$ (0.64)	$ (0.47)	$ (1.39)	$ (0.62)
Weighted average number of shares outstanding (basic)	2,220,303	1,846,775	2,033,539	1,846,759
Weighted average number of shares outstanding (diluted)	2,220,303	1,846,775	2,033,539	1,846,759